Annual Fund Operating Expenses - Class ACIS - DWS New York Tax-Free Income Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	0.23%
Other expenses	0.24%
Total annual fund operating expenses	0.87%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.80%
Class C
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	1.66%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.55%
INST Class
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.69%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%
Class S
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.70%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2021.